Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of classified as financial assets and liabilities [Table Text Block]
	As at March 31, 2024			As at March 31, 2023

Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash	$-	$9,678	$-	$-	$4,373	$-
Digital currencies	-	161,645	-	-	65,899	-
Investments	5,356	-	1,618	1,307	-	1,559
	$5,356	$171,323	$1,618	$1,307	$70,272	$1,559

Liabilities
Convertible loan -derivative component	$-	$-	$120	$-	$-	$482
	$-	$-	$120	$-	$-	$482

Schedule of reconciliation of Level 3 assets and liabilities [Table Text Block]
Level 3 Continuity	March 31, 2023	Additions	Disposals	in fair value	March 31, 2024
Assets
Investments	$1,559	$250	$-	$(191)	$1,618
	$1,559	$250	$-	$(191)	$1,618
Liabilities
Convertible loan -derivative component	$482	$-	$-	$(362)	$120
	$482	$-	$-	$(362)	$120

Schedule of liquidity risk [Table Text Block]
	Contractual cash flows	within 1 year	1 to 3 years	3 to 5 years	5+ years
Accounts payable	$8,226	$8,226	$-	$-	$-
Term loan	5,608	5,608	-	-	-
Convertible loan	5,766	3,337	2,429	-	-
Lease commitments	9,070	2,938	4,879	1,253	-
Loans payable and interest	15,866	2,788	3,993	2,485	6,600
Total	$44,536	$22,897	$11,301	$3,738	$6,600

Schedule of effect of changes in foreign exchange rates [Table Text Block]
	Net Monetary Position March 31, 2024 (USD$ equivalent) ($)	Impact of 10% variance in foreign exchange rate (in foreign currency) ($)
US Dollars	(3,734)	339
Canadian Dollars	387	26
Euro Dollars	179	18
Swiss Francs	51	5
Swedish Krona	(784)	7
Icelandic Krona	712	-